Cover	Apr. 23, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 23, 2025
Registrant Name	Inspirato Incorporated
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39791
Entity Tax Identification Number	85-2426959
Entity Address, Address Line One	1544 Wazee Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Current Fiscal Year End Date	--12-31
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	586-7771
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001820566
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	ISPO
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	ISPOW
Security Exchange Name	NASDAQ